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                                              [LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                 LAW DEPARTMENT
                                     LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                                              ONE GRANITE PLACE
                                                   CONCORD, NEW HAMPSHIRE 03301

                                          FREDERICK C. TEDESCHI, VICE PRESIDENT
                                                  AND ASSOCIATE GENERAL COUNSEL
                                                            Phone: 603-226-5105
                                                              Fax: 603-226-5448
                                                     Frederick.Tedeschi@LFG.com
VIA EDGARLINK


January 29, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
  Re: Lincoln Life & Annuity Flexible Premium Variable Life Account M of Lincoln
      Life & Annuity Company of New York
      Registration Statement on Form N-6


Dear Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Flexible Premium Variable Life Account M (the "Account") transmitted for filing is a Registration Statement on Form N-6 of the Account under the Securities Act of 1933 Act and under the Investment Company Act of 1940 (the "Registration Statement").

The design of the variable universal life insurance product being registered is virtually identical to an existing variable universal life insurance product and, therefore, the prospectus and statement of additional information for the new variable universal life insurance product is virtually identical to the variable universal life product registered by The Lincoln National Life Insurance Company with the Commission under File No. 333-139960. A copy of the prospectus and statement of additional information marked to reflect the changes, a memorandum of changes, and a request for selective review will be forwarded under separate cover.

Please contact me at (603) 226-5105 with any questions.


Sincerely,
/s/ Frederick C. Tedeschi
Frederick C. Tedeschi